UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Emerging Markets Local Currency Bond Fund

Investor Class (PRELX)

This annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Investor Class	$105	0.96%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while U.S. dollar weakness and credit spread shifts also impacted returns. The U.S. dollar declined against most currencies due to interest rate cuts, fiscal worries, and erratic tariff policies.

  The fund benefited from its currency management relative to the J.P. Morgan GBI - EM Global Diversified. Our holdings in higher-yielding currencies, such as the Egyptian pound, Brazilian real, Turkish lira, and Nigerian naira, was beneficial. Additionally, our tactical duration hedges in the U.S. and the eurozone lifted performance, particularly our short duration heading into the April tariff announcement.

  Against the style-specific index, an underweight to duration in Asia weighed, particularly in China, Malaysia, and Thailand as central banks cut interest rates. An underweight to the euro for a majority of the period detracted as the currency appreciated.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund increased exposure to currencies outside of the style-specific benchmark, initiating positioning in the West African franc, Kazakhstan tenge, and the Uzbekistan som, due to attractive yields.

  The fund held material exposure to currency derivatives over the period. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,966	10,590	11,102
2016	11,311	10,896	11,402
2016	11,676	10,985	11,707
2016	11,026	10,209	10,994
2017	11,861	10,388	11,709
2017	12,248	10,659	12,133
2017	12,711	10,847	12,564
2017	12,763	10,964	12,667
2018	13,392	11,113	13,230
2018	11,843	10,804	11,851
2018	11,569	10,704	11,635
2018	11,789	10,832	11,880
2019	12,180	11,070	12,227
2019	12,862	11,435	12,916
2019	12,697	11,517	12,814
2019	13,380	11,573	13,480
2020	11,166	11,535	11,430
2020	12,449	11,918	12,552
2020	12,528	12,235	12,628
2020	13,926	12,637	13,844
2021	12,960	12,073	12,919
2021	13,374	12,232	13,376
2021	12,908	12,124	12,961
2021	12,596	12,042	12,633
2022	11,990	11,300	11,816
2022	10,901	10,367	10,797
2022	10,263	9,647	10,287
2022	11,210	10,086	11,156
2023	11,843	10,389	11,732
2023	12,291	10,230	12,026
2023	11,822	9,863	11,634
2023	12,882	10,662	12,573
2024	12,548	10,440	12,307
2024	12,293	10,325	12,107
2024	13,354	11,046	13,195
2024	12,320	10,482	12,274
2025	12,837	10,758	12,803
2025	13,835	11,244	13,779
2025	14,245	11,311	14,165
2025	14,699	11,338	14,638

202501-4140694, 202601-5113044

F192-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (Investor Class)	19.32%	1.09%	3.93%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	19.26	1.12	3.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$390,379
  Number of Portfolio Holdings346
  Investment Advisory Fees Paid (000s)$408
  Portfolio Turnover Rate81.8%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Indonesia	9.5%
Mexico	8.9
Brazil	7.8
South Africa	7.3
Thailand	6.7
Malaysia	6.6
United States	6.2
Czech Republic	4.8
Colombia	4.8
Other	37.4

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	8.7%
United Mexican States	8.3
Brazil Notas do Tesouro Nacional	7.8
Republic of South Africa	7.3
Kingdom of Thailand	6.7
Government of Malaysia	6.6
Czech Republic	4.8
Republic of Colombia	4.6
Republic of Romania	4.5
Republic of Poland	4.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and J.P. Morgan do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Local Currency Bond Fund

Investor Class (PRELX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Local Currency Bond Fund

Advisor Class (PAELX)

This annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Advisor Class	$120	1.10%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while U.S. dollar weakness and credit spread shifts also impacted returns. The U.S. dollar declined against most currencies due to interest rate cuts, fiscal worries, and erratic tariff policies.

  The fund benefited from its currency management relative to the J.P. Morgan GBI - EM Global Diversified. Our holdings in higher-yielding currencies, such as the Egyptian pound, Brazilian real, Turkish lira, and Nigerian naira, was beneficial. Additionally, our tactical duration hedges in the U.S. and the eurozone lifted performance, particularly our short duration heading into the April tariff announcement.

  Against the style-specific index, an underweight to duration in Asia weighed, particularly in China, Malaysia, and Thailand as central banks cut interest rates. An underweight to the euro for a majority of the period detracted as the currency appreciated.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund increased exposure to currencies outside of the style-specific benchmark, initiating positioning in the West African franc, Kazakhstan tenge, and the Uzbekistan som, due to attractive yields.

  The fund held material exposure to currency derivatives over the period. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,982	10,590	11,102
2016	11,324	10,896	11,402
2016	11,669	10,985	11,707
2016	11,033	10,209	10,994
2017	11,863	10,388	11,709
2017	12,242	10,659	12,133
2017	12,696	10,847	12,564
2017	12,721	10,964	12,667
2018	13,340	11,113	13,230
2018	11,806	10,804	11,851
2018	11,524	10,704	11,635
2018	11,735	10,832	11,880
2019	12,116	11,070	12,227
2019	12,785	11,435	12,916
2019	12,591	11,517	12,814
2019	13,259	11,573	13,480
2020	11,054	11,535	11,430
2020	12,320	11,918	12,552
2020	12,390	12,235	12,628
2020	13,764	12,637	13,844
2021	12,799	12,073	12,919
2021	13,200	12,232	13,376
2021	12,730	12,124	12,961
2021	12,416	12,042	12,633
2022	11,791	11,300	11,816
2022	10,736	10,367	10,797
2022	10,103	9,647	10,287
2022	11,012	10,086	11,156
2023	11,648	10,389	11,732
2023	12,065	10,230	12,026
2023	11,597	9,863	11,634
2023	12,668	10,662	12,573
2024	12,336	10,440	12,307
2024	12,081	10,325	12,107
2024	13,130	11,046	13,195
2024	12,103	10,482	12,274
2025	12,612	10,758	12,803
2025	13,566	11,244	13,779
2025	13,964	11,311	14,165
2025	14,401	11,338	14,638

202501-4140694, 202601-5113044

F292-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (Advisor Class)	18.99%	0.91%	3.71%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	19.26	1.12	3.88

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$390,379
  Number of Portfolio Holdings346
  Investment Advisory Fees Paid (000s)$408
  Portfolio Turnover Rate81.8%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Indonesia	9.5%
Mexico	8.9
Brazil	7.8
South Africa	7.3
Thailand	6.7
Malaysia	6.6
United States	6.2
Czech Republic	4.8
Colombia	4.8
Other	37.4

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	8.7%
United Mexican States	8.3
Brazil Notas do Tesouro Nacional	7.8
Republic of South Africa	7.3
Kingdom of Thailand	6.7
Government of Malaysia	6.6
Czech Republic	4.8
Republic of Colombia	4.6
Republic of Romania	4.5
Republic of Poland	4.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and J.P. Morgan do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Local Currency Bond Fund

Advisor Class (PAELX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Local Currency Bond Fund

I Class (TEIMX)

This annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - I Class	$72	0.66%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while U.S. dollar weakness and credit spread shifts also impacted returns. The U.S. dollar declined against most currencies due to interest rate cuts, fiscal worries, and erratic tariff policies.

  The fund benefited from its currency management relative to the J.P. Morgan GBI - EM Global Diversified. Our holdings in higher-yielding currencies, such as the Egyptian pound, Brazilian real, Turkish lira, and Nigerian naira, was beneficial. Additionally, our tactical duration hedges in the U.S. and the eurozone lifted performance, particularly our short duration heading into the April tariff announcement.

  Against the style-specific index, an underweight to duration in Asia weighed, particularly in China, Malaysia, and Thailand as central banks cut interest rates. An underweight to the euro for a majority of the period detracted as the currency appreciated.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund increased exposure to currencies outside of the style-specific benchmark, initiating positioning in the West African franc, Kazakhstan tenge, and the Uzbekistan som, due to attractive yields.

  The fund held material exposure to currency derivatives over the period. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	549,569	529,495	555,076
2016	567,269	544,798	570,099
2016	586,029	549,246	585,369
2016	553,831	510,430	549,706
2017	596,111	519,421	585,446
2017	615,775	532,936	606,660
2017	639,264	542,335	628,205
2017	642,105	548,176	633,333
2018	673,974	555,638	661,477
2018	596,277	540,178	592,539
2018	582,660	535,189	581,725
2018	594,903	541,598	593,996
2019	613,783	553,523	611,344
2019	649,379	571,760	645,798
2019	640,238	575,848	640,681
2019	674,910	578,641	674,021
2020	563,428	576,750	571,488
2020	629,541	595,901	627,584
2020	633,783	611,761	631,420
2020	704,600	631,854	692,178
2021	656,049	603,669	645,952
2021	677,252	611,592	668,803
2021	652,852	606,189	648,050
2021	638,596	602,113	631,630
2022	607,148	565,017	590,824
2022	553,677	518,335	539,850
2022	520,558	482,341	514,339
2022	569,126	504,279	557,824
2023	601,666	519,441	586,598
2023	624,941	511,495	601,297
2023	601,549	493,151	581,710
2023	656,043	533,099	628,673
2024	640,840	521,994	615,374
2024	627,031	516,229	605,330
2024	681,710	552,277	659,770
2024	629,438	524,095	613,700
2025	657,773	537,908	640,155
2025	707,922	562,204	688,948
2025	729,426	565,551	708,271
2025	753,220	566,902	731,906

202501-4140694, 202601-5113044

F438-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (I Class)	19.67%	1.34%	4.18%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	1.26
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	19.26	1.12	3.88

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$390,379
  Number of Portfolio Holdings346
  Investment Advisory Fees Paid (000s)$408
  Portfolio Turnover Rate81.8%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Indonesia	9.5%
Mexico	8.9
Brazil	7.8
South Africa	7.3
Thailand	6.7
Malaysia	6.6
United States	6.2
Czech Republic	4.8
Colombia	4.8
Other	37.4

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	8.7%
United Mexican States	8.3
Brazil Notas do Tesouro Nacional	7.8
Republic of South Africa	7.3
Kingdom of Thailand	6.7
Government of Malaysia	6.6
Czech Republic	4.8
Republic of Colombia	4.6
Republic of Romania	4.5
Republic of Poland	4.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and J.P. Morgan do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Local Currency Bond Fund

I Class (TEIMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Local Currency Bond Fund

Z Class (TRZFX)

This annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while U.S. dollar weakness and credit spread shifts also impacted returns. The U.S. dollar declined against most currencies due to interest rate cuts, fiscal worries, and erratic tariff policies.

  The fund benefited from its currency management relative to the J.P. Morgan GBI - EM Global Diversified. Our holdings in higher-yielding currencies, such as the Egyptian pound, Brazilian real, Turkish lira, and Nigerian naira, was beneficial. Additionally, our tactical duration hedges in the U.S. and the eurozone lifted performance, particularly our short duration heading into the April tariff announcement.

  Against the style-specific index, an underweight to duration in Asia weighed, particularly in China, Malaysia, and Thailand as central banks cut interest rates. An underweight to the euro for a majority of the period detracted as the currency appreciated.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund increased exposure to currencies outside of the style-specific benchmark, initiating positioning in the West African franc, Kazakhstan tenge, and the Uzbekistan som, due to attractive yields.

  The fund held material exposure to currency derivatives over the period. The fund’s derivatives exposure to currency forwards had a positive impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
3/31/21	9,542	9,744	9,565
6/30/21	9,870	9,872	9,904
9/30/21	9,548	9,784	9,596
12/31/21	9,340	9,719	9,353
3/31/22	8,894	9,120	8,749
6/30/22	8,123	8,366	7,994
9/30/22	7,667	7,785	7,616
12/31/22	8,397	8,140	8,260
3/31/23	8,874	8,384	8,686
6/30/23	9,233	8,256	8,904
9/30/23	8,902	7,960	8,614
12/31/23	9,746	8,605	9,309
3/31/24	9,517	8,425	9,113
6/30/24	9,347	8,332	8,964
9/30/24	10,180	8,914	9,770
12/31/24	9,416	8,459	9,088
3/31/25	9,835	8,682	9,480
6/30/25	10,604	9,074	10,202
9/30/25	10,944	9,129	10,488
12/31/25	11,320	9,150	10,838

202501-4140694, 202601-5113044

F1408-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Emerging Markets Local Currency Bond Fund (Z Class)	20.22%	2.59%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-1.81
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	19.26	1.67

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$390,379
  Number of Portfolio Holdings346
  Investment Advisory Fees Paid (000s)$408
  Portfolio Turnover Rate81.8%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Indonesia	9.5%
Mexico	8.9
Brazil	7.8
South Africa	7.3
Thailand	6.7
Malaysia	6.6
United States	6.2
Czech Republic	4.8
Colombia	4.8
Other	37.4

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	8.7%
United Mexican States	8.3
Brazil Notas do Tesouro Nacional	7.8
Republic of South Africa	7.3
Kingdom of Thailand	6.7
Government of Malaysia	6.6
Czech Republic	4.8
Republic of Colombia	4.6
Republic of Romania	4.5
Republic of Poland	4.4

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Emerging Markets Local Currency Bond Fund

Z Class (TRZFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$40,201	$39,999
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRELX Emerging Markets Local
Currency Bond Fund
PAELX Emerging Markets Local
Currency Bond Fund–
.
Advisor Class
TEIMX Emerging Markets Local
Currency Bond Fund–
.
I Class
TRZFX Emerging Markets Local
Currency Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 4.57 $ 5.07 $ 4.68 $ 5.56 $ 6.44
Investment activities
Net investment income
(1)(2)
0.30 0.30 0.29 0.27 0.27
Net realized and unrealized
gain/loss 0.56 (0.51) 0.39 (0.88) (0.87)
Total from investment
activities 0.86 (0.21) 0.68 (0.61) (0.60)
Distributions
Net investment income (0.30) (0.15) (0.24) — (0.18)
Tax return of capital — (0.14) (0.05) (0.27) (0.10)
Total distributions (0.30) (0.29) (0.29) (0.27) (0.28)
NET ASSET VALUE
End of period $ 5.13 $ 4.57 $ 5.07 $ 4.68 $ 5.56
Ratios/Supplemental Data
Total return
(2)(3)
19.32% (4.37)% 14.91% (11.00)% (9.54)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.04% 1.07% 1.01% 1.01% 0.92%
Net expenses after waivers/
payments by Price Associates 0.96% 1.02% 1.01% 1.01% 0.92%
Net investment income 6.15% 6.14% 6.07% 5.48% 4.41%
Portfolio turnover rate 81.8% 75.2% 107.6% 104.4% 83.1%
Net assets, end of period (in
thousands) $26,058 $18,751 $27,683 $31,914 $54,575
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 4.54 $ 5.04 $ 4.66 $ 5.55 $ 6.43
Investment activities
Net investment income
(1)(2)
0.29 0.29 0.29 0.26 0.26
Net realized and unrealized
gain/loss 0.55 (0.51) 0.39 (0.89) (0.88)
Total from investment
activities 0.84 (0.22) 0.68 (0.63) (0.62)
Distributions
Net investment income (0.29) (0.14) (0.25) — (0.17)
Tax return of capital — (0.14) (0.05) (0.26) (0.09)
Total distributions (0.29) (0.28) (0.30) (0.26) (0.26)
NET ASSET VALUE
End of period $ 5.09 $ 4.54 $ 5.04 $ 4.66 $ 5.55
Ratios/Supplemental Data
Total return
(2)(3)
18.99% (4.46)% 15.03% (11.31)% (9.79)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 43.42% 20.50% 4.54% 3.83% 2.89%
Net expenses after
waivers/payments by Price
Associates 1.10% 1.10% 1.10% 1.10% 1.18%
Net investment income 5.99% 6.04% 5.98% 5.28% 4.35%
Portfolio turnover rate 81.8% 75.2% 107.6% 104.4% 83.1%
Net assets, end of period (in
thousands) $4 $3 $15 $15 $34
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 4.57 $ 5.07 $ 4.68 $ 5.57 $ 6.45
Investment activities
Net investment income
(1)(2)
0.32 0.31 0.31 0.28 0.28
Net realized and unrealized
gain/loss 0.55 (0.51) 0.38 (0.89) (0.87)
Total from investment
activities 0.87 (0.20) 0.69 (0.61) (0.59)
Distributions
Net investment income (0.31) (0.15) (0.25) — (0.19)
Tax return of capital — (0.15) (0.05) (0.28) (0.10)
Total distributions (0.31) (0.30) (0.30) (0.28) (0.29)
NET ASSET VALUE
End of period $ 5.13 $ 4.57 $ 5.07 $ 4.68 $ 5.57
Ratios/Supplemental Data
Total return
(2)(3)
19.67% (4.06)% 15.27% (10.88)% (9.37)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.76% 0.79% 0.77% 0.77% 0.80%
Net expenses after
waivers/payments by Price
Associates 0.66% 0.70% 0.70% 0.70% 0.76%
Net investment income 6.43% 6.47% 6.37% 5.81% 4.68%
Portfolio turnover rate 81.8% 75.2% 107.6% 104.4% 83.1%
Net assets, end of period (in
thousands) $135,725 $93,008 $99,666 $91,372 $119,612
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 4.57 $ 5.07 $ 4.68 $ 5.56 $ 6.25
Investment activities
Net investment income
(2)(3)
0.35 0.35 0.34 0.32 0.28
Net realized and unrealized
gain/loss 0.55 (0.52) 0.39 (0.88) (0.68)
Total from investment
activities 0.90 (0.17) 0.73 (0.56) (0.40)
Distributions
Net investment income (0.35) (0.17) (0.28) — (0.19)
Tax return of capital — (0.16) (0.06) (0.32) (0.10)
Total distributions (0.35) (0.33) (0.34) (0.32) (0.29)
NET ASSET VALUE
End of period $ 5.12 $ 4.57 $ 5.07 $ 4.68 $ 5.56

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)
20.22% (3.39)% 16.07% (10.10)% (6.60)%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.75% 0.77% 0.75% 0.75% 0.79%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 7.11% 7.16% 7.08% 6.53% 5.54%
(5)
Portfolio turnover rate 81.8% 75.2% 107.6% 104.4% 83.1%
Net assets, end of period (in
thousands) $228,592 $183,694 $198,633 $240,172 $270,153
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $438, 9.335%, 7/8/30 (USD) (1) 438,000 438
Total Argentina (Cost $438) 438
BENIN 0.2%
Government Bonds 0.2%
Republic of Benin, 7.96%, 2/13/38 (USD)  914,000 951
Total Benin (Cost $865) 951
BRAZIL 7.8%
Government Bonds 7.8%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/27  18,975,000 3,357
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  41,851,000 7,085
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  85,501,000 13,753
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  4,502,000 695
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  36,176,000 5,431
Total Brazil (Cost $31,051) 30,321
CHILE 1.8%
Government Bonds 1.8%
Bonos de la Tesoreria de la Republica en pesos, 4.70%,
9/1/30 (2) 3,215,000,000 3,508
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
10/1/28 (2) 900,000,000 1,007
Bonos de la Tesoreria de la Republica en pesos, 5.30%,
11/1/37 (2) 295,000,000 327
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (2) 2,020,000,000 2,315
Total Chile (Cost $6,526) 7,157

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 3.3%
Common Stocks 0.0%
Times China Holdings (HKD) (3) 43,432 1
1
Convertible Bonds 0.0%
Times China Holdings, Zero Coupon, 3/30/27 (USD) (2) 88,284 1
Times China Holdings, Zero Coupon, 3/30/27 (USD) (2) 385,755 5
6
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD) (3)(4) 540,000 28
Times China Holdings, 4.00%, 3/30/29, (4.00% PIK) (USD) (2)
(5) 85,109 2
Times China Holdings, 4.20%, 9/30/32, (4.20% PIK) (USD) (2)
(5) 315,618 6
36
Government Bonds 3.3%
People's Republic of China, Series INBK, 1.57%, 5/15/32  10,600,000 1,502
People's Republic of China, Series INBK, 1.83%, 8/25/35  36,410,000 5,202
People's Republic of China, Series INBK, 1.92%, 7/15/45  13,100,000 1,758
People's Republic of China, Series INBK, 2.15%, 8/25/55  12,300,000 1,716
People's Republic of China, Series INBK, 3.13%, 11/21/29  17,050,000 2,598
12,776
Total China (Cost $13,134) 12,819
COLOMBIA 4.8%
Government Bonds 4.6%
Republic of Colombia, Series B, 6.00%, 4/28/28  2,620,600,000 607
Republic of Colombia, Series B, 6.25%, 7/9/36  3,889,000,000 658
Republic of Colombia, Series B, 7.75%, 9/18/30  18,330,000,000 3,987
Republic of Colombia, Series B, 11.50%, 7/25/46  6,600,000,000 1,559
Republic of Colombia, Series B, 11.75%, 1/24/35  5,550,000,000 1,369
Republic of Colombia, Series B, 12.75%, 11/28/40  9,588,200,000 2,489
Republic of Colombia, Series B, 13.25%, 2/9/33  5,212,000,000 1,399
Republic of Colombia, Series G, 7.00%, 3/26/31  28,177,900,000 5,833
17,901

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $247 (USD) (1)(3) † 400
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $200 (USD) (1)(3) † 240
640
Total Colombia (Cost $17,921) 18,541
CÔTE D'IVOIRE 0.5%
Government Bonds 0.5%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (2) 505,000,000 918
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 790,000 855
Total Côte d'Ivoire (Cost $1,598) 1,773
CZECH REPUBLIC 4.8%
Government Bonds 4.8%
Czech Republic, Series 103, 2.00%, 10/13/33  359,350,000 14,727
Czech Republic, Series 154, 4.50%, 11/11/32  84,150,000 4,137
Total Czech Republic (Cost $18,022) 18,864
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 10.75%, 6/1/36 (2) 44,800,000 774
Total Dominican Republic (Cost $753) 774
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt Treasury Bills, Series 364D, 26.037%,
4/21/26  33,000,000 644
Arab Republic of Egypt Treasury Bills, Series 364D, 26.549%,
3/17/26  53,500,000 1,068
Total Egypt (Cost $1,702) 1,712
HUNGARY 4.0%
Government Bonds 4.0%
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  2,124,640,000 6,274

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  1,834,000,000 5,059
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,643,150,000 3,782
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 442
Total Hungary (Cost $14,582) 15,557
INDIA 4.3%
Government Bonds 4.3%
Republic of India, 6.33%, 5/5/35  149,210,000 1,632
Republic of India, 6.67%, 12/17/50  271,020,000 2,818
Republic of India, 7.09%, 8/5/54  183,290,000 1,997
Republic of India, 7.18%, 7/24/37  158,080,000 1,803
Republic of India, 7.26%, 8/22/32  142,150,000 1,637
Republic of India, 7.26%, 2/6/33  535,000,000 6,170
Republic of India, 7.36%, 9/12/52  76,570,000 859
Total India (Cost $17,797) 16,916
INDONESIA 9.5%
Corporate Bonds 0.8%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (2) 46,100,000,000 3,057
3,057
Government Bonds 8.7%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  120,446,000,000 7,501
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  46,835,000,000 3,262
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  46,007,000,000 3,135
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  95,070,000,000 6,023
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  100,693,000,000 6,610
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  48,195,000,000 2,898
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  42,250,000,000 2,600
Republic of Indonesia, Series 100, 6.625%, 2/15/34  30,245,000,000 1,883
33,912
Total Indonesia (Cost $37,864) 36,969
MALAYSIA 6.6%
Government Bonds 6.6%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  11,339,000 2,836
Government of Malaysia, Series 0125, 3.336%, 5/15/30  14,747,000 3,655
Government of Malaysia, Series 0310, 4.498%, 4/15/30  13,100,000 3,387

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0318, 4.642%, 11/7/33  27,778,000 7,399
Government of Malaysia, Series 0519, 3.757%, 5/22/40  16,345,000 4,023
Government of Malaysia, Series 0713, 4.935%, 9/30/43  16,161,000 4,528
Total Malaysia (Cost $24,328) 25,828
MEXICO 8.9%
Government Bonds 8.9%
Mexican Bonos, Series M, 8.00%, 4/29/55  33,224,000 1,569
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 661
United Mexican States, Series M, 7.50%, 5/26/33  72,850,000 3,764
United Mexican States, Series M, 7.75%, 5/29/31  40,169,000 2,151
United Mexican States, Series M, 7.75%, 11/23/34  101,605,000 5,241
United Mexican States, Series M, 8.00%, 7/31/53  67,696,000 3,205
United Mexican States, Series M, 8.50%, 2/28/30  204,393,000 11,390
United Mexican States, Series M, 8.50%, 11/18/38  96,258,000 5,016
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  34,145,175 1,717
Total Mexico (Cost $31,897) 34,714
NIGERIA 0.5%
Government Bonds 0.5%
Federal Republic of Nigeria OMO Bill, Series 196D, 20.872%,
5/5/26  1,573,000,000 1,019
Federal Republic of Nigeria OMO Bill, Series 232D, 27.615%,
1/20/26  1,375,000,000 942
Total Nigeria (Cost $1,901) 1,961
PERU 2.2%
Government Bonds 2.2%
Republic of Peru, 6.15%, 8/12/32  14,778,000 4,745
Republic of Peru, 6.85%, 8/12/35 (2) 10,038,000 3,220
Republic of Peru, 6.90%, 8/12/37  1,510,000 470
Total Peru (Cost $7,598) 8,435
PHILIPPINES 1.4%
Government Bonds 1.4%
Republic of Philippines, Series 0770, 6.375%, 7/27/30  144,010,000 2,509

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Philippines, Series 1072, 6.25%, 1/25/34  167,830,000 2,902
Total Philippines (Cost $5,521) 5,411
POLAND 4.4%
Government Bonds 4.4%
Republic of Poland, Series CPI, Inflation-Indexed, 2.00%,
8/25/36  3,624,132 919
Republic of Poland, Series 0429, 5.75%, 4/25/29  5,945,000 1,737
Republic of Poland, Series 0432, 1.75%, 4/25/32  21,300,000 5,024
Republic of Poland, Series 0728, 7.50%, 7/25/28  7,108,000 2,153
Republic of Poland, Series 0729, 4.75%, 7/25/29  9,000,000 2,551
Republic of Poland, Series 1029, 2.75%, 10/25/29  12,804,000 3,382
Republic of Poland, Series 1033, 6.00%, 10/25/33  4,188,000 1,247
Republic of Poland, Series 1035, 5.00%, 10/25/35  711,000 196
Total Poland (Cost $16,162) 17,209
ROMANIA 4.5%
Government Bonds 4.5%
Republic of Romania, 5.375%, 6/7/33 (EUR) (2) 1,162,000 1,380
Republic of Romania, 5.375%, 6/7/33 (EUR)  440,000 523
Republic of Romania, Series 10Y, 5.00%, 2/12/29  33,390,000 7,373
Republic of Romania, Series 11Y, 6.75%, 4/25/35  16,700,000 3,857
Republic of Romania, Series 11Y, 7.10%, 7/31/34  17,010,000 4,010
Republic of Romania, Series 5Y, 4.25%, 4/28/36  2,695,000 511
Total Romania (Cost $16,931) 17,654
SOUTH AFRICA 7.3%
Government Bonds 7.3%
Republic of South Africa, Series R213, 7.00%, 2/28/31  18,129,000 1,071
Republic of South Africa, Series 2030, 8.00%, 1/31/30  50,229,000 3,102
Republic of South Africa, Series 2032, 8.25%, 3/31/32  43,554,000 2,699
Republic of South Africa, Series 2035, 8.875%, 2/28/35  103,431,000 6,518
Republic of South Africa, Series 2044, 8.75%, 1/31/44  147,678,000 8,585
Republic of South Africa, Series 2048, 8.75%, 2/28/48  112,861,000 6,576
Total South Africa (Cost $23,545) 28,551

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 0.00%, 3/15/36 (6) 10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/37 (6) 10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/38 (6) 10,233,412 26
Republic of Sri Lanka, 0.00%, 9/15/39 (6) 10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/40 (6) 10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/41 (6) 10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/42 (6) 10,233,412 25
Republic of Sri Lanka, 0.00%, 9/15/43 (6) 10,233,412 25
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (2) 324,690 312
Republic of Sri Lanka, STEP, 1.50%, 6/15/38 (USD) (2) 592,200 388
Total Sri Lanka (Cost $714) 903
SUPRANATIONAL 2.6%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  74,100,000 816
816
Government Bonds 2.4%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  97,000,000 1,087
European Bank for Reconstruction & Development, 6.50%,
10/3/36 (INR)  113,800,000 1,236
European Bank for Reconstruction & Development, 6.75%,
1/13/32 (INR)  75,200,000 835
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  195,000,000 2,215
International Bank for Reconstruction & Development, 6.89%,
2/6/30 (INR)  97,000,000 1,083
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,319
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,492
9,267
Total Supranational (Cost $10,591) 10,083

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.2%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 820
Total Tanzania (Cost $742) 820
THAILAND 6.7%
Government Bonds 6.7%
Kingdom of Thailand, 1.585%, 12/17/35  325,717,000 10,270
Kingdom of Thailand, 2.00%, 12/17/31  52,920,000 1,745
Kingdom of Thailand, 2.00%, 6/17/42  99,030,000 3,069
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,483
Kingdom of Thailand, 2.80%, 6/17/34  33,285,000 1,162
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 1,040
Kingdom of Thailand, 3.65%, 6/20/31  10,867,000 387
Kingdom of Thailand, 3.775%, 6/25/32  103,522,000 3,776
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  98,740,968 3,099
Total Thailand (Cost $23,170) 26,031
TÜRKIYE 1.7%
Corporate Bonds 0.4%
Türkiye Is Bankasi, Series 92, Zero Coupon, 2/17/26  75,000,000 1,670
1,670
Government Bonds 1.3%
Republic of Türkiye, Series 10Y, 26.20%, 10/5/33  216,095,000 4,870
4,870
Total Türkiye (Cost $6,894) 6,540
UKRAINE 0.6%
Government Bonds 0.6%
Government of Ukraine, Series 2Y, 17.60%, 1/28/26  92,000,000 2,152
Total Ukraine (Cost $2,230) 2,152

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.3%
Convertible Bonds 0.3%
Citigroup Global Markets Holdings, Series 1299, Zero
Coupon, 2/26/26 (HKD)  3,000,000 382
Goldman Sachs Finance Corp. International, Series 700, Zero
Coupon, 3/15/27  500,000 818
Total United States (Cost $1,051) 1,200
URUGUAY 0.2%
Government Bonds 0.2%
Republic of Uruguay, 9.75%, 7/20/33  23,294,000 671
Total Uruguay (Cost $616) 671
UZBEKISTAN 0.4%
Corporate Bonds 0.1%
Ipoteka-Bank ATIB, 17.50%, 10/9/28  6,400,000,000 536
536
Government Bonds 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,090,000 1,165
1,165
Total Uzbekistan (Cost $1,618) 1,701
ZAMBIA 0.2%
Government Bonds 0.2%
Republic of Zambia, Series 10Y, 17.50%, 12/22/35  10,895,000 496
Republic of Zambia, Series 5Y, 16.49%, 12/22/30  7,105,000 325
Total Zambia (Cost $802) 821
SHORT-TERM INVESTMENTS 5.9%
Money Market Funds 5.9%
T. Rowe Price Government Reserve Fund, 3.77% (7)(8) 23,074,919 23,075
Total Short-Term Investments (Cost $23,075) 23,075

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Canadian Imperial Bank of
Commerce
USD / CAD,
Call, 1/29/26 @
CAD1.39 (3) 1 3,850 6
Citibank
USD / INR,
Put, 2/24/26 @
INR89.56 (3) 1 1,935 6
Deutsche Bank
EUR / BRL,
Put, 2/25/26
@ BRL6.42
(EUR) (3) 1 4,950 62
Nomura Securities
International
USD / EUR,
Call, 1/5/26 @
USD1.14 (3) 1 5,100 —
Nomura Securities
International
USD / JPY,
Put, 2/19/26 @
JPY152.40 (3) 1 5,800 28
Total Options Purchased (Cost $117) 102
Total Investments in Securities
96.5% of Net Assets
(Cost $361,756) $ 376,654
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,078 and represents 0.3% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $18,075 and represents 4.6% of net assets.
(3) Non-income producing

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Seven-day yield
(8) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Interest Rate Swaps (0.2)%
Brazil (0.2)%
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 12.290% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 14,000 (63) — (63)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.820% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 20,500 (187) — (187)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.795% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 15,395 (207) — (207)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 11,000 (145) — (145)
Total Brazil — (602)
China (0.0)%
BNP Paribas, 7 Year Interest Rate Swap,
Receive Fixed 1.613% Quarterly, Pay
Variable 2.15%, (7 Day Interbank Repo)
Quarterly, 3/26/32 10,095 (1) — (1)
Total China — (1)
Total Bilateral Interest Rate Swaps — (603)
Total Bilateral Swaps — (603)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought 0.0%
Supranational 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S42, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/29 (USD) 1,650 (1) 51 (52)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Markit CDX.EM-S43, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/30 (USD) 2,760 14 131 (117)
Total Supranational (169)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (169)
Interest Rate Swaps (0.0)%
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 1.435% Quarterly, Pay Variable
1.500% (7 Day Interbank Repo)
Quarterly, 12/19/29 7,400 (5) — (5)
5 Year Interest Rate Swap, Receive
Fixed 1.595% Quarterly, Pay Variable
2.150% (7 Day Interbank Repo)
Quarterly, 4/2/30 7,000 1 — 1
5 Year Interest Rate Swap, Receive
Fixed 1.625% Quarterly, Pay Variable
1.520% (7 Day Interbank Repo)
Quarterly, 12/5/30 18,500 5 — 5
5 Year Interest Rate Swap, Receive
Fixed 1.625% Quarterly, Pay Variable
1.850% (7 Day Interbank Repo)
Quarterly, 9/9/30 29,100 8 — 8
Total China 9
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.053% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 2/4/30 127,929 12 — 12
5 Year Interest Rate Swap, Receive
Fixed 6.067% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 9/3/29 71,500 7 — 7
5 Year Interest Rate Swap, Receive
Fixed 6.227% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 1/7/30 210,000 34 — 34
5 Year Interest Rate Swap, Receive
Fixed 6.293% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 11/5/29 166,000 31 — 31

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Receive
Fixed 5.745% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 10/6/32 130,300 (21) — (21)
7 Year Interest Rate Swap, Receive
Fixed 5.787% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 7/1/32 63,000 (8) — (8)
7 Year Interest Rate Swap, Receive
Fixed 5.818% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 9/29/32 156,200 (18) — (18)
7 Year Interest Rate Swap, Receive
Fixed 5.918% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 12/8/32 308,000 (20) — (20)
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 114,500 24 — 24
10 Year Interest Rate Swap, Receive
Fixed 6.111% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 2/5/35 159,923 (1) — (1)
10 Year Interest Rate Swap, Receive
Fixed 6.331% Semi-Annually, Pay
Variable 5.670% (1 Day INR MIBOR)
Semi-Annually, 11/6/34 95,500 15 — 15
Total India 55
Mexico 0.1%
5 Year Interest Rate Swap, Receive
Fixed 8.850% 28 Days, Pay Variable
7.250% (MXIBTIIE) 28 Days, 11/15/29 76,812 187 — 187
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
7.250% (MXIBTIIE) 28 Days, 1/24/35 57,130 (194) — (194)
Total Mexico (7)
Poland (0.1)%
4 Year Interest Rate Swap, Receive
Fixed 5.080% Annually, Pay Variable
4.210% (6M PLN WIBOR) Semi-
Annually, 5/9/28 6,915 115 — 115

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 1,724 (21) — (21)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 1,724 (21) — (21)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 5,172 (66) — (66)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 5,171 (66) — (66)
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
4.580% (6M PLN WIBOR) Semi-
Annually, 9/29/32 3,764 (24) — (24)
Total Poland (83)
Total Centrally Cleared Interest Rate Swaps (26)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.408% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/1/35 3,500 — — —
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/9/35 4,100 (16) — (16)
Total United States (16)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (16)
Total Centrally Cleared Swaps (211)
Net payments (receipts) of variation margin to date 226
Variation margin receivable (payable) on centrally cleared swaps $ 15

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 HUF 659,208 USD 1,978 $ 35
Bank of America 1/16/26 MXN 75,894 USD 4,082 126
Bank of America 1/16/26 USD 1,689 MXN 31,648 (65)
Bank of America 1/23/26 JPY 391,437 USD 2,571 (67)
Bank of America 2/13/26 USD 2,344 HUF 796,127 (83)
Bank of America 3/6/26 USD 367 PHP 21,785 (1)
Barclays Bank 1/9/26 INR 47,014 USD 524 (2)
Barclays Bank 1/13/26 RON 5,822 USD 1,328 14
Barclays Bank 1/15/26 EGP 16,631 USD 346 1
Barclays Bank 1/15/26 TRY 126,138 USD 2,793 112
Barclays Bank 1/16/26 HUF 73,950 USD 223 3
Barclays Bank 1/16/26 ZAR 16,529 USD 954 43
Barclays Bank 2/13/26 USD 629 PLN 2,284 (7)
Barclays Bank 3/6/26 USD 887 COP 3,370,516 14
BNP Paribas 1/9/26 INR 597,028 USD 6,729 (92)
BNP Paribas 1/9/26 USD 2,322 INR 210,149 (14)
BNP Paribas 1/13/26 USD 2,502 RON 10,944 (21)
BNP Paribas 1/14/26 TWD 50,610 USD 1,625 (15)
BNP Paribas 1/15/26 IDR 6,042,066 USD 362 —
BNP Paribas 1/23/26 USD 6,820 CHF 5,396 (10)
BNP Paribas 2/20/26 USD 3,316 GBP 2,524 (86)
BNP Paribas 3/6/26 COP 2,930,491 USD 767 (9)
BNP Paribas 3/9/26 MYR 19,816 USD 4,800 101
BNY Mellon 3/3/26 BRL 3,668 USD 672 (12)
Canadian Imperial Bank
of Commerce 1/16/26 USD 1,904 ZAR 32,791 (74)
Canadian Imperial Bank
of Commerce 2/13/26 PLN 4,374 USD 1,218 1
Citibank 1/7/26 NGN 1,658,287 USD 1,031 116
Citibank 1/7/26 USD 197 NGN 304,381 (13)
Citibank 1/9/26 INR 383,536 USD 4,296 (33)
Citibank 1/9/26 USD 293 PEN 988 (1)
Citibank 1/13/26 RON 17,954 USD 4,087 52
Citibank 1/15/26 EGP 44,756 USD 888 46
Citibank 1/15/26 IDR 13,659,915 USD 817 1
Citibank 1/15/26 IDR 47,157,734 USD 2,826 —
Citibank 1/15/26 USD 541 TRY 24,415 (22)
Citibank 1/16/26 CZK 16,177 USD 786 1
Citibank 1/16/26 HUF 179,557 USD 549 —
Citibank 1/16/26 MXN 39,248 USD 2,129 47

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 1/16/26 RSD 41,298 USD 408 $ 6
Citibank 1/16/26 USD 1,505 MXN 27,107 2
Citibank 1/16/26 ZAR 52,767 USD 3,088 95
Citibank 1/26/26 CAD 2,384 USD 1,713 26
Citibank 1/27/26 INR 226,536 USD 2,514 —
Citibank 2/6/26 CLP 750,580 USD 819 15
Citibank 2/12/26 TRY 7,107 USD 160 —
Citibank 2/13/26 PLN 3,005 USD 836 1
Citibank 2/13/26 RSD 44,595 USD 440 7
Citibank 2/20/26 USD 116 EUR 99 —
Citibank 3/3/26 BRL 12,980 USD 2,402 (67)
Citibank 4/10/26 NGN 1,194,944 USD 765 41
Deutsche Bank 1/9/26 INR 263,465 USD 2,921 8
Deutsche Bank 1/9/26 INR 30,500 USD 343 (4)
Deutsche Bank 1/13/26 USD 1,131 RON 4,950 (10)
Deutsche Bank 1/15/26 IDR 51,023,554 USD 3,063 (6)
Deutsche Bank 1/15/26 USD 8,207 IDR 136,678,745 18
Deutsche Bank 1/16/26 CZK 44,949 USD 2,161 26
Deutsche Bank 1/16/26 USD 1,622 HUF 549,123 (56)
Deutsche Bank 2/13/26 PLN 6,906 USD 1,922 1
Deutsche Bank 2/13/26 RSD 16,031 USD 159 1
Deutsche Bank 3/6/26 USD 375 PHP 22,221 (1)
Deutsche Bank 3/13/26 CNH 2,166 USD 311 1
Goldman Sachs 1/14/26 USD 5,045 TWD 152,233 203
Goldman Sachs 3/3/26 BRL 1,423 USD 262 (5)
Goldman Sachs 3/6/26 COP 4,207,662 USD 1,105 (17)
Goldman Sachs 3/6/26 THB 256,206 USD 7,950 219
HSBC Bank 1/7/26 USD 1,150 NGN 1,667,541 (3)
HSBC Bank 1/9/26 INR 186,312 USD 2,087 (16)
HSBC Bank 1/13/26 USD 1,531 RON 6,801 (37)
HSBC Bank 1/14/26 USD 281 TWD 8,803 1
HSBC Bank 1/15/26 IDR 15,971,763 USD 953 4
HSBC Bank 1/16/26 CZK 43,037 USD 2,049 46
HSBC Bank 1/16/26 MXN 23,637 USD 1,310 —
HSBC Bank 1/16/26 USD 2,163 HUF 731,368 (71)
HSBC Bank 2/6/26 USD 559 CLP 513,658 (12)
HSBC Bank 3/3/26 USD 3,472 BRL 18,835 84
HSBC Bank 3/6/26 THB 82,771 USD 2,589 50
HSBC Bank 3/6/26 USD 2,020 THB 64,701 (43)
HSBC Bank 3/9/26 MYR 8,123 USD 1,979 30

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/10/26 NGN 1,667,541 USD 1,115 $ 10
JPMorgan Chase 1/9/26 INR 65,154 USD 732 (8)
JPMorgan Chase 1/9/26 USD 479 INR 42,604 5
JPMorgan Chase 1/13/26 RON 903 USD 204 4
JPMorgan Chase 1/14/26 USD 266 TWD 8,227 4
JPMorgan Chase 1/15/26 IDR 10,034,329 USD 599 3
JPMorgan Chase 1/15/26 IDR 4,371,498 USD 263 (1)
JPMorgan Chase 1/15/26 TRY 24,667 USD 547 22
JPMorgan Chase 1/15/26 USD 1,250 IDR 20,803,174 4
JPMorgan Chase 1/15/26 USD 1,858 TRY 82,246 (36)
JPMorgan Chase 1/16/26 CZK 41,937 USD 2,017 24
JPMorgan Chase 1/16/26 HUF 367,776 USD 1,111 12
JPMorgan Chase 1/16/26 MXN 67,759 USD 3,691 66
JPMorgan Chase 1/16/26 USD 4,787 MXN 88,128 (99)
JPMorgan Chase 1/16/26 USD 501 ZAR 8,521 (13)
JPMorgan Chase 1/23/26 JPY 203,252 USD 1,312 (12)
JPMorgan Chase 1/23/26 USD 830 CHF 664 (10)
JPMorgan Chase 1/26/26 USD 2,076 CAD 2,906 (44)
JPMorgan Chase 1/27/26 INR 64,229 USD 713 —
JPMorgan Chase 2/3/26 USD 355 HKD 2,760 —
JPMorgan Chase 2/6/26 CLP 7,505 USD 8 —
JPMorgan Chase 2/6/26 USD 1,634 CLP 1,525,001 (62)
JPMorgan Chase 2/12/26 TRY 65,033 USD 1,447 19
JPMorgan Chase 2/12/26 USD 380 TRY 16,997 (3)
JPMorgan Chase 2/13/26 HUF 87,115 USD 262 4
JPMorgan Chase 2/13/26 PLN 54,569 USD 14,906 290
JPMorgan Chase 2/20/26 GBP 1,343 USD 1,770 40
JPMorgan Chase 2/20/26 USD 528 EUR 450 (3)
JPMorgan Chase 3/6/26 COP 1,198,211 USD 308 2
JPMorgan Chase 3/6/26 THB 4,067 USD 129 —
JPMorgan Chase 3/6/26 USD 1,670 COP 6,471,924 (4)
JPMorgan Chase 3/6/26 USD 727 PHP 43,135 (2)
JPMorgan Chase 3/9/26 MYR 24,489 USD 5,981 75
JPMorgan Chase 3/13/26 CNH 141,173 USD 20,096 229
Morgan Stanley 1/15/26 IDR 6,089,884 USD 363 2
Morgan Stanley 1/16/26 USD 6,214 CZK 130,221 (122)
Morgan Stanley 1/16/26 USD 1,411 ZAR 23,962 (34)
Morgan Stanley 1/26/26 USD 1,696 CAD 2,377 (37)
Morgan Stanley 2/20/26 GBP 1,325 USD 1,769 17
Morgan Stanley 2/20/26 USD 193 EUR 165 (2)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
NatWest Bank 2/13/26 USD 4,950 PLN 18,100 $ (90)
NatWest Bank 3/6/26 PHP 20,444 USD 346 —
NatWest Bank 3/13/26 USD 530 CNH 3,724 (6)
Nomura Securities
International 1/15/26 USD 991 TRY 44,143 (26)
RBC Dominion
Securities 1/9/26 USD 1,862 INR 168,403 (10)
RBC Dominion
Securities 1/13/26 USD 175 RON 771 (2)
RBC Dominion
Securities 1/16/26 MXN 6,214 USD 334 11
RBC Dominion
Securities 1/16/26 USD 420 CZK 8,753 (5)
RBC Dominion
Securities 1/23/26 JPY 25,609 USD 163 —
RBC Dominion
Securities 2/6/26 CLP 2,545,808 USD 2,698 132
RBC Dominion
Securities 2/13/26 PLN 3,455 USD 947 15
RBC Dominion
Securities 2/20/26 USD 246 EUR 211 (3)
RBC Dominion
Securities 2/20/26 USD 188 GBP 144 (6)
RBC Dominion
Securities 3/3/26 BRL 5,363 USD 984 (19)
RBC Dominion
Securities 3/6/26 COP 149,103 USD 38 —
RBC Dominion
Securities 3/6/26 COP 506,952 USD 133 (2)
RBC Dominion
Securities 3/6/26 USD 4,028 COP 15,314,625 65
RBC Dominion
Securities 3/6/26 USD 898 COP 3,483,630 (3)
RBC Dominion
Securities 3/6/26 USD 593 PHP 35,266 (3)
Societe Generale 1/15/26 USD 201 EGP 9,976 (7)
Societe Generale 1/16/26 USD 1,134 ZAR 19,789 (60)
Societe Generale 2/12/26 TRY 65,132 USD 1,455 14
Societe Generale 3/3/26 BRL 7,280 USD 1,338 (28)
Societe Generale 3/6/26 KZT 1,029,795 USD 1,925 66
Societe Generale 3/13/26 CNH 14,527 USD 2,070 21

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 1/7/26 NGN 313,635 USD 208 $ 9
Standard Chartered 1/9/26 PEN 1,893 USD 545 18
Standard Chartered 1/15/26 EGP 25,674 USD 513 23
Standard Chartered 1/15/26 IDR 9,332,598 USD 560 —
Standard Chartered 1/26/26 USD 1,712 CAD 2,384 (27)
Standard Chartered 3/3/26 USD 1,722 BRL 9,506 12
Standard Chartered 3/6/26 PHP 82,176 USD 1,397 (8)
Standard Chartered 3/6/26 USD 2,969 PHP 175,108 10
Standard Chartered 3/6/26 USD 367 PHP 21,785 (1)
Standard Chartered 3/9/26 MYR 24,942 USD 6,015 154
Standard Chartered 3/9/26 USD 2,674 MYR 10,988 (43)
State Street 1/16/26 CZK 15,432 USD 742 8
State Street 1/23/26 JPY 25,457 USD 163 —
Toronto-Dominion Bank 1/16/26 ZAR 12,769 USD 734 36
Toronto-Dominion Bank 2/6/26 CLP 1,701,947 USD 1,814 78
Toronto-Dominion Bank 2/20/26 USD 1,914 EUR 1,642 (20)
UBS Investment Bank 1/9/26 USD 4,267 INR 383,912 (1)
UBS Investment Bank 1/16/26 USD 1,872 CZK 38,768 (14)
UBS Investment Bank 2/13/26 USD 874 HUF 287,254 (2)
UBS Investment Bank 3/6/26 COP 168,984 USD 44 —
UBS Investment Bank 3/6/26 COP 168,984 USD 44 —
UBS Investment Bank 3/6/26 USD 2,001 COP 7,693,131 10
UBS Investment Bank 3/6/26 USD 1,020 COP 3,948,114 (2)
UBS Investment Bank 3/6/26 USD 3,043 THB 97,498 (66)
UBS Investment Bank 4/10/26 INR 383,912 USD 4,229 4
Wells Fargo 1/9/26 USD 920 PEN 3,127 (10)
Wells Fargo 1/23/26 JPY 261,128 USD 1,717 (47)
Wells Fargo 3/6/26 COP 5,294,204 USD 1,368 2
Wells Fargo 3/6/26 USD 965 COP 3,640,157 23
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,163

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 73 Euro BOBL contracts 3/26 (9,965) $ 41
Short, 25 Euro BUND contracts 3/26 (3,748) 27
Short, 118 U.S. Treasury Notes five year contracts 3/26 (12,898) (4)
Short, 31 U.S. Treasury Notes ten year contracts 3/26 (3,486) 22
Short, 3 Ultra U.S. Treasury Bonds contracts 3/26 (354) 7
Net payments (receipts) of variation margin to date (72)
Variation margin receivable (payable) on open futures contracts $ 21

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ —# $ — $ 351+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 9,805  ¤  ¤ $ 23,075^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $351 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,075.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $361,756) $ 376,654
Interest receivable 8,255
Unrealized gain on forward currency exchange contracts 3,141
Foreign currency (cost $2,880) 2,579
Cash deposits on centrally cleared swaps 859
Receivable for investment securities sold 572
Restricted cash pledged for bilateral derivatives 547
Cash deposits on futures contracts 419
Receivable for shares sold 149
Due from affiliates 123
Variation margin receivable on futures contracts 21
Cash 17
Variation margin receivable on centrally cleared swaps 15
Other assets 85
Total assets 393,436
Liabilities
Unrealized loss on forward currency exchange contracts 1,978
Unrealized loss on bilateral swaps 603
Payable for shares redeemed 203
Investment management fees payable 191
Payable for investment securities purchased 30
Other liabilities 52
Total liabilities 3,057
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 390,379

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (41,048)
Paid-in capital applicable to 76,160,961 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 431,427
NET ASSETS $ 390,379
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $26,058; Shares outstanding: 5,080,414) $ 5.13
Advisor Class
(Net assets: $4; Shares outstanding: 787) $ 5.09
I Class
(Net assets: $135,725; Shares outstanding: 26,456,937) $ 5.13
Z Class
(Net assets: $228,592; Shares outstanding: 44,622,823) $ 5.12

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $887) $ 21,525
Dividend 351
Total income 21,876
Expenses
Investment management 1,885
Shareholder servicing
Investor Class $ 57
Advisor Class 1
I Class 9 67
Prospectus and shareholder reports
Investor Class 4
Advisor Class 1
I Class 7
Z Class 4 16
Custody and accounting 261
Registration 63
Legal and audit 58
Directors 1
Miscellaneous 22
Waived / paid by Price Associates (1,477)
Total expenses 896
Net investment income 20,980

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $34) (1,371)
Futures (343)
Swaps 412
Options written 37
Forward currency exchange contracts 1,933
Foreign currency transactions (2)
Net realized gain 666
Change in net unrealized gain / loss
Securities 30,092
Futures (78)
Swaps (473)
Forward currency exchange contracts 3,401
Other assets and liabilities denominated in foreign currencies 802
Change in net unrealized gain / loss 33,744
Net realized and unrealized gain / loss 34,410
INCREASE IN NET ASSETS FROM OPERATIONS $ 55,390

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 20,980 $ 21,490
Net realized gain (loss) 666 (5,425)
Change in net unrealized gain / loss 33,744 (27,374)
Increase (decrease) in net assets from operations 55,390 (11,309)
Distributions to shareholders
Net earnings
Investor Class (1,288) (707)
I Class (6,679) (3,143)
Z Class (12,973) (6,768)
Tax return of capital – –
Investor Class – (691)
I Class – (2,991)
Z Class – (6,428)
Decrease in net assets from distributions (20,940) (20,728)
Capital share transactions
*
Shares sold
Investor Class 16,668 4,444
Advisor Class – 1
I Class 50,614 15,173
Z Class 50,318 4,311
Distributions reinvested
Investor Class 1,192 1,314
I Class 6,373 6,014
Z Class 12,976 13,194
Shares redeemed
Investor Class (12,974) (12,305)
Advisor Class – (12)
I Class (25,694) (17,767)
Z Class (39,000) (12,871)
Increase in net assets from capital share
transactions 60,473 1,496

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase (decrease) during period 94,923 (30,541)
Beginning of period 295,456 325,997
End of period $ 390,379 $ 295,456
*Share information (000s)
Shares sold
Investor Class 3,355 918
Advisor Class – –
(1)
I Class 10,140 3,119
Z Class 10,004 930
Distributions reinvested
Investor Class 243 273
I Class 1,297 1,251
Z Class 2,650 2,747
Shares redeemed
Investor Class (2,618) (2,551)
Advisor Class – (2)
I Class (5,314) (3,687)
Z Class (8,243) (2,640)
Increase in shares outstanding 11,514 358
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local
Currency Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets Local Currency Bond Fund (Investor Class), the
Emerging Markets Local Currency Bond Fund–Advisor Class (Advisor Class),
the Emerging Markets Local Currency Bond Fund–I Class (I Class) and the
Emerging Markets Local Currency Bond Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended December 31, 2025, the Advisor Class incurred less than $1,000 in these fees.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 8,579 $ — $ 8,579
Common Stocks — 1 — 1
Government Bonds — 344,054 203 344,257
Private Investment Company
2
— — — 640
Short-Term Investments 23,075 — — 23,075
Options Purchased — 102 — 102
Total Securities 23,075 352,736 203 376,654
Swaps* — 439 — 439
Forward Currency Exchange
Contracts — 3,141 — 3,141
Futures Contracts* 97 — — 97
Total $ 23,172 $ 356,316 $ 203 $ 380,331
Liabilities
Swaps* $ — $ 1,253 $ — $ 1,253
Forward Currency Exchange
Contracts — 1,978 — 1,978
Futures Contracts* 4 — — 4
Total $ 4 $ 3,231 $ — $ 3,235
1
Includes Convertible Bonds and Corporate Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 536
Foreign exchange derivatives Forwards, Securities^ 3,243
^
,*
Total $ 3,779
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 16
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures 1,072
Foreign exchange derivatives Forwards 1,978
Credit derivatives Centrally Cleared Swaps 169
Total $ 3,235
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 40 $ 40
Interest rate
derivatives (211) — (343) — 852 298
Foreign
exchange
derivatives (161) 37 — 1,933 — 1,809
Credit
derivatives — — — — (480) (480)
Total $ (372) $ 37 $ (343) $ 1,933 $ 412 $ 1,667
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (14) $ (14)
Interest rate
derivatives (26) — (78) — (240) (344)
Foreign
exchange
derivatives (112) — — 3,401 — 3,289
Credit
derivatives — — — — (219) (219)
Total $ (138) $ — $ (78) $ 3,401 $ (473) $ 2,712
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, cash of $1,278,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 161 $ (216) $ (55) $ 13 $ —
Barclays Bank 187 (9) 178 — 178
BNP Paribas 101 (248) (147) — —
BNY Mellon — (12) (12) — —
Canadian Imperial
Bank of Commerce 7 (74) (67) — —
Citibank 462 (136) 326 (322) 4
Deutsche Bank 117 (77) 40 — 40
Goldman Sachs 422 (85) 337 (260) 77
HSBC Bank 225 (182) 43 — 43
JPMorgan Chase 803 (297) 506 (277) 229
Morgan Stanley 19 (734) (715) 534 —
NatWest Bank — (96) (96) — —
Nomura Securities
International 28 (26) 2 — 2
RBC Dominion
Securities 223 (53) 170 — 170
Societe Generale 101 (95) 6 — 6
Standard Chartered 226 (79) 147 — 147
State Street 8 — 8 — 8
Toronto-Dominion
Bank 114 (20) 94 — 94
UBS Investment
Bank 14 (85) (71) — —
Wells Fargo 25 (57) (32) — —
Total $ 3,243 $ (2,581)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 33% and 44% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 8% of net assets.
Options   The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

premium received by the fund. During the year ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 16% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 16% and
29% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $284,469,000 and
$225,179,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 20,940 $ 10,618
Return of capital — 10,110
Total distributions $ 20,940 $ 20,728

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Other temporary differences relate primarily to differences in the treatment of hyperinflationary currencies.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital
($000s)
Cost of investments $ 363,780
Unrealized appreciation $ 26,551
Unrealized depreciation (13,125)
Net unrealized appreciation (depreciation) $ 13,426
($000s)
Overdistributed ordinary income $ (654)
Net unrealized appreciation (depreciation) 13,426
Loss carryforwards and deferrals (53,820)
Total distributable earnings (loss) $ (41,048)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee.
The individual fund fee is equal to 0.31% of the fund’s average daily net assets;
prior to June 1, 2025, the individual fund fee had been 0.36%. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to June 1, 2025, the contractual expense limitations for the Investor Class was 1.02%. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

of: (1) the expense limitation in place at the time such amounts were waived; or
(2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $280,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for Price Associates; $46,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.92% 1.10% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $(16) $(2) $(98) $(1,361)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

or control over the fund. At December 31, 2025, approximately 14% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 216 shares of the Advisor Class, representing 27% of the
Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Local Currency Bond
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Local Currency
Bond Fund (one of the funds constituting T. Rowe Price International Funds,
Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December
31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $19,004,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F192-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026